UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09583
                                                     ---------

                           UBS Eucalyptus Fund, L.L.C.
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------
                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008


       PAR                                                                                             FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (128.05%)
                    -----------------------------------
                    CORPORATE BONDS (6.93%)
                    -----------------------
                    MEDICAL - BIOMEDICAL/GENETICS (2.39%)
      $ 3,000,000   American Oriental Bioengineering, 5.00%, 07/15/15                               $      2,670,000
        7,130,000   Oscient Pharmaceuticals Corp., (Callable 05/10/10 @100.00), 3.50%, 04/15/11            1,247,750
                                                                                                    ----------------
                                                                                                           3,917,750
                                                                                                    ----------------
                    MEDICAL - DRUGS (4.43%)
        1,857,172   Cinacalcet Royalty Sub LLC., 144A, 8.00%, 03/30/17                                     2,061,250
        1,700,000   Ledgemont Royalty Sub LLC., 16.00%, 11/05/24                                           1,700,000
        3,704,921   Rotavirus Royalty Sub LLC., 144A, 9.613%, 10/15/14 *                                   3,519,675
                                                                                                    ----------------
                                                                                                           7,280,925
                                                                                                    ----------------
                    THERAPEUTICS (0.11%)
          600,000   Vion Pharmaceuticals, Inc., (Callable 02/15/10 @ 100.00), 7.75%, 02/15/12 (a)            180,000
                                                                                                    ----------------
                    TOTAL CORPORATE BONDS (Cost $13,148,735)                                              11,378,675
                                                                                                    ----------------

      SHARES
-------------------
                    COMMON STOCK (120.25%)
                    ----------------------
                    DENTAL SUPPLIES & EQUIPMENT (2.33%)
          353,200   Align Technology, Inc. *,(b)                                                           3,825,156
                                                                                                    ----------------
                    DIAGNOSTIC EQUIPMENT (4.72%)
          180,000   Affymetrix, Inc. *,(b)                                                                 1,393,200
           43,100   Cepheid, Inc. *,(b)                                                                      596,073
          108,500   Gen-Probe, Inc. *,(b)                                                                  5,755,925
                                                                                                    ----------------
                                                                                                           7,745,198
                                                                                                    ----------------
                    DIAGNOSTIC KITS (0.06%)
          640,000   Adaltis, Inc. - (Canada) *,**,(a)                                                         90,294
                                                                                                    ----------------
                    DRUG DELIVERY SYSTEMS (0.39%)
          310,500   Antares Pharma, Inc. *,(b)                                                               226,665
          551,900   AP Pharma, Inc. *,(b)                                                                    413,925
                                                                                                    ----------------
                                                                                                             640,590
                                                                                                    ----------------
                    MEDICAL - BIOMEDICAL/GENETICS (60.20%)
          176,000   Amgen, Inc. *,(b)                                                                     10,431,520
          134,000   Amylin Pharmaceuticals, Inc. *,(b)                                                     2,709,480
          465,900   Ariad Pharmaceuticals, Inc. *,(b)                                                      1,150,773
          154,600   Avigen, Inc. *,(b)                                                                       618,400
          179,600   Biogen Idec, Inc. *,(b)                                                                9,032,084
          670,000   Cytokinetics, Inc. *,(b)                                                               3,175,800
          177,000   Dendreon Corp. *                                                                       1,010,670
          485,000   Exelixis, Inc. *,(b)                                                                   2,948,800
          625,000   Genelabs Technologies, Inc. *,(b)                                                        268,750
          165,400   Genentech, Inc. *,(b)                                                                 14,667,672
          147,900   Genzyme Corp. *,(b)                                                                   11,963,631
          181,300   Gilead Sciences, Inc. *,(b)                                                            8,272,719
          184,900   Human Genome Sciences, Inc. *,(b)                                                      1,174,115

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008


      SHARES                                                                                           FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
          205,500   ImClone Systems, Inc. *,(b)                                                     $     12,823,200
          204,400   InterMune, Inc. *,(b)                                                                  3,497,284
          560,000   Neose Technologies, Inc. *,(a)                                                           179,200
           94,400   Novelos Therapeutics, Inc. *                                                              37,760
           55,500   OSI Pharmaceuticals, Inc. *,(b)                                                        2,735,595
          330,000   Targeted Genetics Corp. *,(a)                                                            138,600
           18,100   United Therapeutics Corp. *,(b)                                                        1,903,577
          195,100   Vertex Pharmaceuticals, Inc. *,(b)                                                     6,485,124
        1,705,301   XOMA, Ltd. *,(b)                                                                       3,581,132
                                                                                                    ----------------
                                                                                                          98,805,886
                                                                                                    ----------------
                    MEDICAL - DRUGS (30.12%)
          485,900   Bristol-Myers Squibb Co. (b)                                                          10,131,015
          295,300   Elan Corp. PLC - (Ireland) *,**,(b)                                                    3,150,851
           14,100   Grifols S.A. - (Spain) **                                                                356,501
          870,000   Indevus Pharmaceuticals, Inc. *,(b)                                                    2,914,500
           93,000   Infinity Pharmaceuticals, Inc. *                                                         720,750
          106,400   Nichi-iko Pharmaceutical Co., Ltd. - (Japan) **,(b)                                    2,555,644
          600,100   Pfizer, Inc. (b)                                                                      11,065,844
          582,000   Poniard Pharmaceuticals, Inc. *,(b)                                                    2,502,600
           22,000   Roche Holding AG - (Switzerland) **,(b)                                                3,435,630
          315,000   Shionogi & Co., Ltd. - (Japan) **,(b)                                                  6,305,044
           99,000   Shire Pharmaceuticals GR - (United Kingdom) **,(b),(c)                                 4,727,250
          605,775   Skyepharma PLC - (United Kingdom) *,**                                                 1,565,646
                                                                                                    ----------------
                                                                                                          49,431,275
                                                                                                    ----------------
                    MEDICAL - GENERIC DRUGS (9.25%)
           12,300   Acino Holding AG - (Switzerland) **                                                    2,358,528
           40,500   Impax Laboratories, Inc. *,(b)                                                           358,425
          425,200   Nippon Chemiphar Co., Ltd. - (Japan) **,(b)                                            1,417,801
          281,000   Par Pharmaceutical Co., Inc. *,(b)                                                     3,453,490
           90,800   Sawai Pharmaceutical Co., Ltd. - (Japan) **,(b)                                        3,557,933
           24,900   Teva Pharmaceutical Industries, Ltd. - (Israel) **,(b),(c)                             1,140,171
           81,000   Towa Pharmaceutical Co., Ltd. - (Japan) **,(b)                                         2,891,631
                                                                                                    ----------------
                                                                                                          15,177,979
                                                                                                    ----------------
                    MEDICAL PRODUCTS (0.23%)
            7,100   Covidien Ltd. - (Bermuda) **                                                             381,696
                                                                                                    ----------------
                    PATIENT MONITORING EQUIPMENT (0.66%)
          173,600   Aspect Medical Systems, Inc. *,(b)                                                       904,456
            4,900   Masimo Corporation *,(b)                                                                 182,280
                                                                                                    ----------------
                                                                                                           1,086,736
                                                                                                    ----------------
                    STOCK INDEX (0.65%)
           13,000   iShares Nasdaq Biotechnology Index Fund                                                1,057,680
                                                                                                    ----------------
                    THERAPEUTICS (10.91%)
          758,700   Adherex Technologies, Inc. - (Canada) *,**,(a)                                            71,360
          112,500   Alexza Pharmaceuticals, Inc. *,(b)                                                       555,750

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008


     SHARES                                                                                           FAIR VALUE
---------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    THERAPEUTICS (CONTINUED)
          635,000   Allos Therapeutics, Inc. *,(b)                                                  $      4,705,350
          186,600   Altus Pharmaceuticals, Inc. *,(b)                                                        205,260
          157,000   BioMarin Pharmaceutical, Inc. *,(b)                                                    4,158,930
          497,000   Neurogen Corporation *,(b)                                                               119,230
          449,982   Neurogen Corporation *,(a)                                                               107,951
          158,400   Onyx Pharmaceuticals, Inc. *,(b)                                                       5,730,912
          184,800   QLT, Inc. - (Canada) *,**,(b)                                                            602,448
          419,100   Trimeris, Inc. (b)                                                                     1,647,063
                                                                                                    ----------------
                                                                                                          17,904,254
                                                                                                    ----------------
                    VENTURE CAPITAL (0.73%)
           22,800   HBM BioVentures AG - (Switzerland) *,**                                                1,198,716
                                                                                                    ----------------
                    TOTAL COMMON STOCK (Cost $210,026,255)                                               197,345,460
                                                                                                    ----------------
                    PREFERRED STOCKS (0.51%)
                    ------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.51%)
               27   Novelos Therapeutics, Inc., Series D *,(a)                                               835,999
                                                                                                    ----------------
                    TOTAL PREFERRED STOCKS (Cost $1,300,000)                                                 835,999
                                                                                                    ----------------
                    WARRANTS (0.16%)
                    ----------------
                    DIAGNOSTIC KITS (0.00%)
          224,000   Adaltis, Inc. *,**,(a)                                                                     6,321
                                                                                                    ----------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.13%)
          100,600   Entremed, Inc. *,(a)                                                                          --
          125,000   Genelabs Technologies, Inc. *,(a)                                                          7,500
          100,000   MicroIslet, Inc. *,(a)                                                                        --
          252,000   Neose Technologies, Inc. *,(a)                                                            40,320
          650,000   Novelos Therapeutics, Inc. *,(a)                                                         149,500
               45   Orchid Cellmark, Inc. *,(a)                                                                   --
               45   Orchid Cellmark, Inc. *,(a)                                                                   --
              120   Orchid Cellmark, Inc. *,(a)                                                                   --
          182,250   Prana Biotechnology, Ltd. - (Australia) *,**,(a),(d)                                       1,822
          330,000   Targeted Genetics Corp. *,(a)                                                             13,200
                                                                                                    ----------------
                                                                                                             212,342
                                                                                                    ----------------
                    MEDICAL - DRUGS (0.01%)
           43,750   Oscient Pharmaceutical Corp. *,(a)                                                        10,937
                                                                                                    ----------------
                    THERAPEUTICS (0.02%)
          750,000   Adherex Technologies, Inc. *,**,(a)                                                           --
          420,000   Adherex Technologies, Inc. *,**,(a)                                                           --
          224,991   Neurogen Corp. *                                                                          29,249
           19,500   Vion Pharmaceuticals, Inc. *,(a)                                                             195
                                                                                                    ----------------
                                                                                                              29,444
                                                                                                    ----------------
                    TOTAL WARRANTS (Cost $396,854)                                                           259,044
                                                                                                    ----------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008


    NUMBER OF
    CONTRACTS                                                                                          FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    CALL OPTIONS (0.19%)
                    --------------------
                    DIAGNOSTIC EQUIPMENT (0.00%)
              550   Affymetrix, Inc., $12.50 11/22/08 Call                                          $          4,125
                                                                                                    ----------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.12%)
              220   Dendreon Corporation, $7.50 11/22/08 Call                                                 40,920
              560   Genentech Inc., $100.00 12/20/08 Call                                                    145,600
              220   Gilead Sciences, Inc., $55.00 11/22/08 Call                                               15,400
                                                                                                    ----------------
                                                                                                             201,920
                                                                                                    ----------------
                    MEDICAL - DRUGS (0.01%)
              160   Merck & Company Inc., $32.50 10/18/08 Call                                                10,400
                                                                                                    ----------------
                    MEDICAL - GENERIC DRUGS (0.01%)
              170   Alpharma Inc., $40.00 10/18/08 Call                                                        8,075
                                                                                                    ----------------
                    STOCK INDEX (0.05%)
              780   iShares Nasdaq Biotech Index, $90.00 12/20/08 Call                                        79,950
                                                                                                    ----------------
                    TOTAL CALL OPTIONS (Cost $704,514)                                                       304,470
                                                                                                    ----------------
                    PUT OPTIONS (0.01%)
                    -------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.01%)
              130   Dendreon Corporation, $5.00 11/22/08 Put                                                  24,115
                                                                                                    ----------------
                    TOTAL PUT OPTIONS (Cost $24,729)                                                          24,115
                                                                                                    ----------------
                    TOTAL INVESTMENTS IN SECURITIES (Cost $225,601,087)                                  210,147,763
                                                                                                    ----------------

      SHARES
-------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((35.62)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((34.93)%)
                    -----------------------------------------------
                    DRUG DELIVERY SYSTEMS ((1.99)%)
         (245,500)  Alkermes, Inc.                                                                        (3,265,150)
                                                                                                    ----------------
                    MEDICAL - BIOMEDICAL/GENETICS ((6.22)%)
          (47,900)  Alnylam Pharmaceuticals, Inc. *                                                       (1,386,705)
         (890,300)  Ark Therapeutics Group PLC - (United Kingdom) *,**                                      (904,535)
         (152,800)  Bioms Medical Corp. - (Canada) *,**                                                     (452,709)
          (20,600)  Enzo Biochem, Inc. *                                                                    (226,188)
          (22,600)  Genmab A/S - (Denmark) *,**                                                           (1,276,403)
          (74,000)  Illumina, Inc. *                                                                      (2,999,220)
         (117,500)  Incyte Corp., Ltd. *                                                                    (898,875)
          (17,200)  Myriad Genetics, Inc. *                                                               (1,115,936)
         (216,600)  Protherics PLC - (United Kingdom) *,**                                                  (143,813)
         (129,800)  Zeltia S.A. - (Spain) **                                                                (800,402)
                                                                                                    ----------------
                                                                                                         (10,204,786)
                                                                                                    ----------------
                    MEDICAL - DRUGS ((19.17)%)
         (242,000)  Chugai Pharmaceutical Co., Ltd. - (Japan) **                                          (3,879,659)
         (188,000)  Daiichi Sankyo Co., Ltd. - (Japan) **                                                 (4,772,382)
         (250,000)  Dainippon Sumitomo Pharma Co., Ltd. - (Japan) **                                      (2,022,795)
          (92,000)  Eli Lilly & Co.                                                                       (4,050,760)

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008


      SHARES                                                                                           FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    MEDICAL - DRUGS (CONTINUED)
         (156,300)  H. Lundbeck A/S - (Denmark) **                                                  $     (2,949,862)
          (23,400)  Hi-Tech Pharmacal Co, Inc. *                                                            (229,788)
         (122,900)  KV Pharmaceutical Co. *                                                               (2,791,059)
          (75,000)  Mitsubishi Tanabe Pharma Corp. - (Japan) **                                           (1,029,294)
          (98,000)  Ono Pharmaceutical Co., Ltd. - (Japan) **                                             (4,486,224)
          (72,600)  Pozen, Inc. *                                                                           (763,026)
          (22,000)  Roche Holding AG - (Switzerland) **                                                   (3,423,857)
          (52,000)  Valeant Pharmaceuticals International *                                               (1,064,440)
                                                                                                    ----------------
                                                                                                         (31,463,146)
                                                                                                    ----------------
                    MEDICAL INSTRUMENTS ((1.42)%)
         (190,000)  Boston Scientific Corp. *                                                             (2,331,300)
                                                                                                    ----------------
                    MEDICAL PRODUCTS ((2.18)%)
          (43,000)  Accuray, Inc. *                                                                         (347,010)
          (51,300)  Hospira, Inc. *                                                                       (1,959,660)
          (50,600)  Luminex Corp. *                                                                       (1,265,506)
                                                                                                    ----------------
                                                                                                          (3,572,176)
                                                                                                    ----------------
                    OPTICAL SUPPLIES ((0.74)%)
          (24,700)  Essilor International SA - (France) **                                                (1,218,138)
                                                                                                    ----------------
                    STOCK INDEX ((0.64)%)
          (13,000)  iShares Nasdaq Biotechnology Index Fund                                               (1,057,680)
                                                                                                    ----------------
                    THERAPEUTICS ((2.57)%)
         (164,100)  Cypress Bioscience, Inc. *                                                            (1,206,135)
          (76,300)  Isis Pharmaceuticals, Inc. *                                                          (1,288,707)
         (233,700)  Questcor Pharmaceuticals, Inc. *                                                      (1,717,695)
                                                                                                    ----------------
                                                                                                          (4,212,537)
                                                                                                    ----------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(60,294,938))                      (57,324,913)
                                                                                                    ----------------

    NUMBER OF
    CONTRACTS
-------------------
                    WRITTEN OPTIONS ((0.69)%)
                    -------------------------
                    DIAGNOSTIC EQUIPMENT ((0.09)%)
             (550)  Affymetrix, Inc., $10.00 11/22/08 Put                                                   (138,875)
             (550)  Affymetrix, Inc., $17.50 11/22/08 Call                                                    (2,750)
                                                                                                    ----------------
                                                                                                            (141,625)
                                                                                                    ----------------
                    MEDICAL - BIOMEDICAL/GENETICS ((0.22)%)
              (70)  AMAG Pharmaceuticals, Inc., $70.00 01/17/09 Call                                         (25,900)
             (535)  Amgen, Inc., $52.50 10/18/08 Put                                                         (26,215)
             (225)  Celgene Corporation, $60.00 10/18/08 Put                                                 (32,625)
             (410)  Genzyme Corporation, $72.50 10/18/08 Put                                                 (13,325)
             (140)  Genzyme Corporation, $80.00 10/18/08 Call                                                (40,950)
             (350)  Genzyme Corporation, $85.00 10/18/08 Call                                                (29,750)
             (220)  Gilead Sciences, Inc., $47.50 11/22/08 Put                                               (92,400)

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008


    NUMBER OF
    CONTRACTS                                                                                          FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS (CONTINUED)
                    ---------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
             (555)  PDL Biopharma Inc., $10.00 11/22/08 Put                                         $        (67,988)
             (340)  Vertex Pharmaceuticals Inc., $35.00 10/18/08 Call                                        (34,850)
                                                                                                    ----------------
                                                                                                            (364,003)
                                                                                                    ----------------
                    MEDICAL - DRUGS ((0.11)%)
             (530)  Merck & Company Inc., $30.00 10/18/08 Put                                                (18,550)
             (530)  Merck & Company Inc., $37.50 10/18/08 Call                                                (3,975)
             (280)  Savient Pharmaceuticals Inc., $15.00 10/18/08 Put                                        (38,500)
             (170)  Savient Pharmaceuticals Inc., $17.50 10/18/08 Put                                        (52,700)
             (280)  Schering-Plough Corporation, $17.50 11/22/08 Put                                         (25,200)
             (225)  Shire PLC, $45.00 10/18/08 Put                                                           (17,438)
             (180)  Wyeth, $37.50 10/18/08 Put                                                               (27,450)
                                                                                                    ----------------
                                                                                                            (183,813)
                                                                                                    ----------------
                    MEDICAL - GENERIC DRUGS ((0.06)%)
             (170)  Alpharma Inc., $35.00 10/18/08 Put                                                       (11,050)
             (280)  Barr Pharmaceuticals Inc., $45.00 11/22/08 Put                                            (7,700)
             (985)  Mylan, Inc., $10.00 01/17/09 Put                                                         (76,337)
                                                                                                    ----------------
                                                                                                             (95,087)
                                                                                                    ----------------
                    MEDICAL INSTRUMENTS ((0.09)%)
           (1,900)  Boston Scientific Corporation, $12.50 10/18/08 Put                                      (142,500)
                                                                                                    ----------------
                    STOCK INDEX ((0.10)%)
             (390)  iShares Nasdaq Biotech Index, $80.00 12/20/08 Put                                       (146,250)
             (780)  iShares Nasdaq Biotech Index, $95.00 12/20/08 Call                                       (25,350)
                                                                                                    ----------------
                                                                                                            (171,600)
                                                                                                    ----------------
                    THERAPEUTICS ((0.02)%)
             (465)  Biomarin Pharmaceutical Inc., $25.00 10/18/08 Put                                        (31,387)
                                                                                                    ----------------
                    TOTAL WRITTEN OPTIONS (Premiums $(1,140,593))                                         (1,130,015)
                                                                                                    ----------------

                    DERIVATIVE CONTRACTS ((0.03)%)
                    ------------------------------
                    SWAPS ((0.03)%)
                    Equity Swap, long exposure                                                              (880,006)
                    Equity Swap, short exposure                                                              826,467
                                                                                                    ----------------
                    TOTAL SWAPS - NET                                                                        (53,539)
                                                                                                    ----------------
                    TOTAL DERIVATIVE CONTRACTS - NET                                                         (53,539)
                                                                                                    ----------------
         TOTAL NET INVESTMENTS IN SECURITIES -- 92.40%                                                   151,639,296
                                                                                                    ----------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 7.60%                                             12,480,502
                                                                                                    ----------------
         TOTAL NET ASSETS -- 100.00%                                                                $    164,119,798
                                                                                                    ================

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008


*   Non-income producing security
**  Foreign
(a) Private investment in public equity (freely tradeable) at market value.
(b) Partially or wholly held ($177,205,129 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(c) American Depository Receipt
(d) Australian Dollar

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008

EQUITY SWAPS
------------
UBS EUCALYPTUS FUND, L.L.C. HAD THE FOLLOWING OPEN EQUITY SWAPS AS OF SEPTEMBER 30, 2008:


     Notional      Maturity                              Description                                     Unrealized
     Amount          Date                                                                        Appreciation/(Depreciation)
 ----------------  --------  ------------------------------------------------------------------  ---------------------------
       Buy           *       Agreement with Goldman Sachs & Co., to receive the total return of
  $24,775,334.42             the Orbimed Custom Index M&A Modified in an exchange for an amount
                             to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 40 bps.         $(880,006)

       Sell          *       Agreement with Goldman Sachs & Co., to receive the total return of
 $(15,851,044.50)            the Orbimed Custom Modified Short Hedge in an exchange for an amount
                             to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 80 bps.         $ 826,467
                                                                                                         ---------

                                                                                                         $ (53,539)
                                                                                                         =========

----------------
* Perpetual maturity. Resets monthly.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008


                                                                     September 30, 2008
Investments in Securities - By Country                     Percentage of Net Assets (%)
 -------------------------------------                     ----------------------------
  United States                                                                 87.28%
  United Kingdom                                                                 3.20%
  Switzerland                                                                    2.17%
  Ireland                                                                        1.92%
  Israel                                                                         0.69%
  Japan                                                                          0.33%
  Bermuda                                                                        0.23%
  Canada                                                                         0.20%
  Australia                                                                      0.00%
  Spain                                                                        (0.27%)
  France                                                                       (0.74%)
  Denmark                                                                      (2.58%)



                                                                     September 30, 2008
Investments in Derivative Contracts - By Country           Percentage of Net Assets (%)
 -----------------------------------------------           ----------------------------
  United States                                                                (0.03%)

(UNAUDITED)
The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets at fair value:

------------------------------------------------------------------------------------------------------------------------------
                                                           INVESTMENTS IN       SECURITIES SOLD, NOT          OTHER FINANCIAL
VALUATION INPUTS                                            SECURITIES            YET PURCHASED                 INSTRUMENTS*
------------------------------------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                     $ 197,086,640          $ (58,454,928)              $          --
------------------------------------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               $  13,061,123          $          --               $     (53,539)
------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS             $          --          $          --               $          --
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                           $          --          $          --               $          --
------------------------------------------------------------------------------------------------------------------------------
   TOTAL                                                    $ 210,147,763          $ (58,454,928)              $     (53,539)
------------------------------------------------------------------------------------------------------------------------------

*    Other Financial Instruments include Swap Contracts.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Eucalyptus Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer

Date    November 21, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer

Date    November 21, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ Robert Aufenanger
                         -------------------------------------------------------
                            Robert Aufenanger, Principal Financial Officer

Date    November 21, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.